COMMON STOCK AND COMMON STOCK WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMON STOCK AND COMMON STOCK WARRANTS
Number of Options Outstanding, Beginning balance	0	0
Number of Options Issued	960,000	0
Number of Options Exercisable	0	0
Number of Options Expired or cancelled	0	0
Number of Options exercisable, Ending balance	960,000	0
Weighted Average Exercise Price Exercisable, Beggining balance	$ 0	$ 0
Weighted Average Exercise Price Issued	2	0
Weighted Average Exercise Price Exercisable, Ending balance	$ 2	$ 0